Shareholder Report, Line Graph (Details) 191632_DoubleLine Global Bond Fund_Class N_TSR Annual {Class N} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class N
Account Value [Line Items]
Accumulated Value	$ 8,500	$ 8,365	$ 8,466	$ 9,292	$ 10,149	$ 10,019	$ 9,996	$ 10,313	$ 9,569	$ 10,000	$ 8,933
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index
Accumulated Value	10,159	9,860	9,810	10,671	11,401	10,892	10,454	10,494	9,810	10,000	$ 10,592
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index
Accumulated Value	$ 9,396	$ 9,204	$ 9,281	$ 10,261	$ 11,122	$ 10,923	$ 10,289	$ 10,452	$ 9,635	$ 10,000	$ 9,748